VIA ELECTRONIC TRANSMISSION

                                                                January 13, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re:  AIG  All  Ages  Funds,   Inc.   (File  Nos.   33-91147  and  811-9022)
Certification Pursuant to Rule 497(j) for Prospectus and Statement of Additional Information for AIG Children's World Fund - 2005 and AIG Retiree Fund - 2003

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned, on behalf of AIG All Ages Funds, Inc. (the "Registrant"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) with respect to (i) the prospectus and the statement of additional information, each dated January 10, 1997, for the AIG Children's World Fund-2005 series of the Registrant, and (ii) the prospectus and the statement of additional information, each dated January 10, 1997, for the AIG Retiree Fund-2003 series of the Registrant. The undersigned on behalf of the Registrant hereby certifies that:

(1) the form of each prospectus and statement of additional information referred to above that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 7 to the Registrant's registration statement on Form N-1A ("Post-Effective Amendment No. 7"), filed on January 10, 1997; and

(2) Post-Effective Amendment No. 7, which is the Registrant's most recent amendment to its registration statement, has been filed electronically.

                                      Very truly yours,


                                      AIG ALL AGES FUNDS, INC. (Registrant)
                                      By: /s/ David Hartman Assistant Secretary

cc:      Kevin Rupert
         (Division of Investment Management)